Related Party Information (Tables)	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

These transactions with FCA are reflected in the Company’s condensed consolidated financial statements as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	(in millions)		(in millions)
Net sales	$197	$154	$396	$326
Cost of goods sold	$126	$114	$262	$226
Selling, general and administrative expenses	$38	$37	$76	$72

	June 30, 2018	December 31, 2017
	(in millions)
Trade receivables	$5	$17
Trade payables	$135	$96

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	(in millions)		(in millions)
Net sales	$325	$264	$644	$494
Cost of goods sold	$148	$124	$243	$210

	June 30, 2018	December 31, 2017
	(in millions)
Trade receivables	$237	$102
Trade payables	$116	$97